Related Party Transactions	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 10: Related Party Transactions

The Chief Executive Officer of one of our major customers is the brother of our Chief Marketing Officer.  Our Chief Financial Officer also indirectly owns 1.75% of the equity interest in such customer. We do not offer preferential pricing of our products to this customer based on these relationships.